                               ING PARTNERS, INC.
          ING American Century Small Cap Value Portfolio ("Portfolio")

                        Supplement Dated February 2, 2006
               to the Initial Class ("I Class") Prospectus and the
      Adviser Class ("ADV Class") and Service Class ("S Class") Prospectus
                            Each Dated April 29, 2005

            IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT POLICY

          Effective April 28, 2006, the Portfolio's investment strategy will be changed to allow the Portfolio to invest at least 80% of its assets in the equity securities of small- and mid-capitalization companies rather than in small capitalization companies exclusively. In connection with this investment strategy change, the new name of the Portfolio will be "ING American Century Small-Mid Cap Portfolio." In addition, Phillip N. Davidson, Michael Liss and Scott Moore are added as portfolio managers. All references to ING American Century Small Cap Value Portfolio are replaced with ING American Century Small-Mid Cap Value Portfolio.

1. On page 4 of the I Class Prospectus and the ADV Class and S Class Prospectus, the revised investment strategy will read as follows:

     PRINCIPAL INVESTMENT STRATEGIES

          Under normal circumstances, the Portfolio seeks to achieve its investment objectives by investing at least 80% of its net assets in equity securities of small-mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. American Century defines small-mid-capitalization companies to be those companies whose market capitalization at the time of purchase is within the range of the custom Russell 2800 Index. The custom
          Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell MidCap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell
          3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

          American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up to a level it believes more accurately reflects the companies' fair value.

          Prior to May 1, 2006, the Portfolio focused its investment on small-capitalization companies. Beginning on May 1, 2006, American Century will implement a multi-style approach under which one of its teams of portfolio managers focuses on investment in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio. Since implementation of this new multi-style strategy, all new cash flows into the Portfolio have been allocated to the mid-cap value strategy and managed by the mid-capitalization value team, and outflows taken from the small-capitalization value strategy, in order to increase proportion of mid-capitalization investments in the Portfolio and transition to a small/mid-capitalization strategy.

          American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep at least 80% of the Portfolio's assets in U.S. equity securities at all times. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

          When American Century believes it is prudent, the Portfolio may invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

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          American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising or if a security no longer meets its valuation criteria.

2. On page 5 of the I Class Prospectus and of the ADV Class and S Class Prospectus, the revised list of risks will read as follows:

                                      RISKS

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

3. The Portfolio's primary benchmark will be the Russell 2500(R) Value Index and the secondary benchmark will be the S&P Small Cap 600/Citigroup Value Index.

4. The information relating to the Portfolio in the table entitled "Annual Portfolio Operating Expenses - American Century Small Cap Value," the corresponding "Example" and footnote number four (4) under the section entitled "Portfolio Fees and Expenses" on page 38 and 39, respectively, of the I Class Prospectus and page 39 through 42, respectively, of the ADV Class and S Class Prospectus is deleted and replaced with the following:

I Class Shares

                                                    GROSS                    TOTAL NET
                                                   ANNUAL       WAIVERS       ANNUAL
              MANAGEMENT  DISTRIBUTION   OTHER    OPERATING       AND        OPERATING
                 FEE      (12b-1) FEES  EXPENSES  EXPENSES   REIMBURSEMENTS  EXPENSES
--------------------------------------------------------------------------------------
American         1.00%         -          0.25%     1.25%          -           1.25%
Century
Small-Mid
Cap Value

ADV Class Shares

                                                OTHER
                                               EXPENSES
                                        ---------------------    GROSS                    TOTAL NET
                                         ADMIN.   SHAREHOLDER   ANNUAL       WAIVERS       ANNUAL
              MANAGEMENT  DISTRIBUTION  SERVICES   SERVICES    OPERATING       AND        OPERATING
                 FEE      (12b-1) FEES    FEE         FEE      EXPENSES   REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------
American         1.00%        0.25%       0.25%      0.25%       1.75%           -          1.75%
Century
Small-Mid
Cap Value

S Class Shares

                                                OTHER
                                               EXPENSES
                                        ---------------------    GROSS                    TOTAL NET
                                         ADMIN.   SHAREHOLDER   ANNUAL       WAIVERS       ANNUAL
              MANAGEMENT  DISTRIBUTION  SERVICES   SERVICES    OPERATING       AND        OPERATING
                 FEE      (12b-1) FEES    FEE         FEE      EXPENSES   REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------
American         1.00%          -         0.25%      0.25%       1.50%           -          1.50%
Century
Small-Mid
Cap Value

Examples

I Class Shares

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ----------------------------------
   American Century   $ 127    $ 397    $ 686   $ 1,511
   Small-Mid Cap
   Value

ADV Class Shares

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ----------------------------------
   American Century   $ 178    $ 551    $ 949   $ 2,062
   Small-Mid Cap
   Value

S Class Shares

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ----------------------------------
   American Century   $ 153    $ 474    $ 818   $ 1,791
   Small-Mid Cap
   Value

6. The section entitled "Additional Information About Investment Strategies - ING American Century Small Cap Value Portfolio" on page 44 of the I Class Prospectus and page 48 of the ADV Class and S Class Prospectus, will be revised to read as follows:

          ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO

          PRINCIPAL INVESTMENT STRATEGIES. American Century looks for stocks of companies that they believe are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase those stocks of undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

          Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

          The portfolio managers may sell stocks from the Portfolio's portfolio if they believe:

          - a stock no longer meets their valuation criteria
          - a stock's risk parameters outweigh its return opportunity
          - more attractive alternatives are identified
          - specific events after a stock's prospects.

          Futures contracts, a type of derivative security can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than the notional value of the investment.

          When the managers believe it is prudent, the Portfolio may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities. In the event of exceptional market or economic conditions, the Portfolio may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. The Portfolio generally limits its purchase of debt securities to investment grade obligations, except for convertible debt securities, which may be rated below investment grade. To the extent the Portfolio assumes a defensive position, it will not be pursuing its objective of long-term growth of capital.

7.   The fourth paragraph of the section entitled "Management of the Portfolios
     - Sub-Advisers" on page 51 of the I Class Prospectus and on page 54 of the ADV Class and S Class Prospectus, is deleted and replaced with the following:

          ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, Kevin Laub, Phillip N. Davidson, Scott A. Moore, and Michael Liss. Mr. Giele and Mr. Laub are responsible for the management of the small-capitalization assets of the Portfolio. Mr. Davidson, Mr.
          Moore, and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio. Mr. Giele, Vice President and Senior Portfolio Manager, joined American Century as an
          Investment Analyst in 1998 and has managed the Portfolio since 2002. Before joining American Century, he was an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998. Mr. Laub, Vice President and Portfolio Manager, joined American Century as an Investment Analyst in 1998. Before joining American Century, he was a senior auditor at Deloitte & Touche LLP, where he spent three years planning and supervising audits. Mr. Laub has managed the Portfolio since 2003. Mr. Davidson, Chief Investment Officer-Value and Senior Vice President, joined American Century in 1993. Mr. Moore, Vice President and Senior Portfolio Manager, joined American Century in 1993 and became a portfolio manager in 1999. Mr. Liss, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING PARTNERS, INC.
                 ING American Century Small Cap Value Portfolio

                    Supplement Dated February 2, 2006 to the
             Initial Class ("I Class"), Adviser Class ("ADV Class")
                          and Service Class ("S Class")
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective April 28, 2006, the Portfolio's investment strategy will change to allow the Portfolio to invest at least 80% of its assets in the equity securities of small- and mid-capitalization companies rather than in small capitalization companies exclusively. In connection with this investment strategy change, the new name of the Portfolio will be "ING American Century Small-Mid Cap Portfolio." In addition, Phillip N. Davidson, Michael Liss and Scott A. Moore are added as portfolio managers. All references to ING American Century Small Cap Value Portfolio are replaced with ING American Century Small-Mid Cap Value Portfolio.

1. The sub-section entitled "Sub-Advisory Agreements - ING American Century Small Cap Value" and footnotes thereto on page 83 of the I Class, ADV Class and S Class SAI is deleted and replaced with the following:

ING American Century Small-Mid Cap Value          0.65% on first $50 million
                                                  0.60% on next $50 million
                                                  0.55% on next $100 million
                                                  0.50% on next $50 million
                                                  0.45% on next $100 million
                                                  0.40% on assets thereafter(2)

3. The tables, and the footnotes thereto, in the sub-sections entitled "Other Managed Accounts" and "Portfolio Manager Ownership of Securities in the section entitled "Investment Advisory and Other Services - Sub-Advisory Agreements - ING American Century Small Cap Value Portfolio beginning on page 89 of the I Class, ADV Class and S Class SAI are deleted in their entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers:

                             REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                                   COMPANIES                  VEHICLES               OTHER ACCOUNTS
                          ------------------------------------------------------------------------------
                           NUMBER                       NUMBER                   NUMBER
                             OF                           OF                       OF
   PORTFOLIO MANAGER      ACCOUNTS     TOTAL ASSETS    ACCOUNTS  TOTAL ASSETS   ACCOUNTS*   TOTAL ASSETS
---------------------------------------------------------------------------------------------------------
Phillip N. Davidson(1)    6          $ 11,289,948,490  0         N/A            0                     N/A
Benjamin Z. Giele(2)      1          $  2,165,662,986  0         N/A            3           $ 116,889,136
Kevin Laub(2)             1          $  2,165,662,986  0         N/A            3           $ 116,889,136
Michael Liss(1)           4          $  6,001,529,174  0         N/A            0                     N/A
Scott A. Moore(1)         9          $ 15,026,515,151  0         N/A            0                     N/A

 * None of these accounts has an advisory fee based on the performance of the account.
 (1) As of December 31, 2005.
 (2) As of December 31, 2004.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the Portfolio Managers, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

                                                        DOLLAR RANGE OF
                PORTFOLIO MANAGER                    PORTFOLIO SHARES OWNED
     ---------------------------------------------------------------------------
     Phillip N. Davidson(1)                                   None
     Benjamin Z. Giele(2)                                     None
     Kevin Laub(2)                                            None
     Michael Liss(1)                                          None
     Scott A. Moore(1)                                        None

     (1) As of December 31, 2005.
     (2) As of December 31, 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE